Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 142,704	$ 108,684
Restricted cash	5,613	3,649
Accounts receivable, net of allowance of $25,534 (December 31, 2011 - $22,357)	371,423	328,455
Income tax recoverable	17,489	2,503
Inventories (note 7)	15,804	14,918
Prepaid expenses and other current assets	38,289	34,197
Deferred income tax (note 16)	23,938	18,135
	615,260	510,541
Other receivables	7,455	6,328
Other assets (note 8)	12,256	13,972
Fixed assets (note 9)	101,554	107,011
Deferred income tax (note 16)	102,629	99,464
Intangible assets (note 10)	177,179	177,949
Goodwill (note 11)	427,178	402,645
	828,251	807,369
	1,443,511	1,317,910
Current liabilities
Accounts payable	92,937	88,593
Accrued liabilities (note 7)	392,499	313,212
Income tax payable	18,317	6,477
Unearned revenues	20,199	19,702
Long-term debt - current (note 12)	44,785	39,038
Deferred income tax (note 16)	1,427	875
	570,164	467,897
Long-term debt - non-current (note 12)	328,009	298,167
Convertible debentures (note 12)		77,000
Contingent acquisition consideration (note 19)	8,618	12,649
Other liabilities	34,433	35,610
Deferred income tax (note 16)	31,165	34,683
	402,225	458,109
Redeemable non-controlling interests (note 13)	222,073	147,751
Shareholders' equity
Preferred shares (note 14)		130,762
Common shares (note 14)	300,765	118,821
Contributed surplus	37,510	29,781
Deficit	(123,111)	(74,024)
Accumulated other comprehensive earnings	26,757	34,595
Total Company shareholders' equity	241,921	239,935
Non-controlling interests	7,128	4,218
Total shareholders' equity	249,049	244,153
	$ 1,443,511	$ 1,317,910